LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of long-term debt

	December 31,
	2022	2021
Finnish Funding Agency for Technology and Innovation (“Tekes”)	$413	$431
Less current portion – product development loans	(259)	(275)
Less accrued interest on product development loans – current	(154)	(156)
Total long-term debt	$-	$-

Schedule of contractual maturities

	Senior Term Loan	Subordinated Debt	Subordinated Term Loan	Long-Term Debt	Convertible Debt	Total
2023	$5,280	$11,119	$-	$259	$-	$16,658
2024	38,855	-	-	-	43,928	82,783
2025	-	-	41,528	-	-	41,528
2026	-	-	-	-	-	-
2027	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
	$44,135	$11,119	$41,528	$259	$43,928	$140,969
Unamortized debt issuance costs	(1,266)	-	-	-	-	(1,266)
Unamortized purchase discount	(2,340)	-	-	-	-	(2,340)
Total Debt	$40,529	$11,119	$41,528	$259	$43,928	$137,363